Share-based awards (Tables)	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity
The following table summarizes option activity for the six months ended June 30, 2022:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2021	1,695,460	$104.79	5.39

Granted	108,643	$229.94
Exercised	(159,761)	$94.70
Canceled/expired	(36,531)	$124.62

Outstanding at June 30, 2022	1,607,811	$119.68	5.27

Exercisable at June 30, 2022	1,044,178	$99.21	4.49

Schedule of Weighted Average Fair Values and Assumptions Used	The weighted average grant date fair values and assumptions used were as follows:

	Six Months Ended
	June 30, 2022	June 30, 2021
Weighted average grant date fair value	$68.40	$49.15
Assumptions:
Expected volatility	31%	30%
Dividend yield	—%	—%
Risk-free interest rate	1.85%	0.78%
Expected life	5 years	5 years

Summary of RSU and PSU Activity	The following table summarizes RSU and PSU activity for the six months ended June 30, 2022:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2021	154,190	$160.23	572,785	$191.20

Granted	64,682	$214.25	291,043	$217.51
Shares vested	(45,567)	$140.18	(187,126)	$173.20
Forfeited	(2,718)	$157.30	(43,175)	$201.02

Outstanding at June 30, 2022	170,587	$189.05	633,527	$207.98

Schedule of Non-cash Stock Compensation Expense
Non-cash stock compensation expense for the six months ended June 30, 2022 and June 30, 2021 has been allocated as follows:

	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
	(in thousands)		(in thousands)
Direct costs	$5,833	$3,101	$10,832	$5,156
Selling, general and administrative	13,450	5,379	27,354	9,718

	$19,283	$8,480	$38,186	$14,874